Document and Entity Information	Feb. 24, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 24, 2021
Entity Registrant Name	Landmark Infrastructure Partners LP
Entity Central Index Key	0001615346
Entity Emerging Growth Company	false
Entity File Number	001-36735
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	61-1742322
Entity Address, Address Line One	400 Continental Blvd.
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	El Segundo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90245
City Area Code	(310)
Local Phone Number	598-3173
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Units
Document Information [Line Items]
Title of each class	Common Units, Representing Limited Partner Interests
Trading Symbol	LMRK
Name of each exchange on which registered	NASDAQ
8.0% Series A Cumulative Redeemable Preferred Units
Document Information [Line Items]
Title of each class	8.0% Series A Cumulative Redeemable Preferred Units, $25.00 par value
Trading Symbol	LMRKP
Name of each exchange on which registered	NASDAQ
7.9% Series B Cumulative Redeemable Preferred Units
Document Information [Line Items]
Title of each class	7.9% Series B Cumulative Redeemable Preferred Units, $25.00 par value
Trading Symbol	LMRKO
Name of each exchange on which registered	NASDAQ
Series C Floating-to-Fixed Rate Cumulative Redeemable Perpetual Convertible Preferred Units
Document Information [Line Items]
Title of each class	Series C Floating-to-Fixed Rate Cumulative Redeemable Perpetual Convertible Preferred Units, $25.00 par value
Trading Symbol	LMRKN
Name of each exchange on which registered	NASDAQ